23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative financial instruments liabilities, Current	R$ (384,969)	R$ (153,612)
Derivative financial instruments liabilities, Non-current	727	3
Derivative financial instruments liabilities	(385,696)	(153,615)
Derivative financial assets, current	377,756	195,324
Derivative financial assets, non current	234	49,991
Derivative financial assets	377,990	245,315
Restricted cash, Current	1	296,294
Restricted cash, Non-current	24,357
Liquidity risk [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Foreign currency loans and borrowings, current	(575,147)
Foreign currency loans and borrowings, non current	(15,163,987)
Foreign currency loans and borrowings	(15,739,134)	(11,006,524)
Local currency loans and borrowings, current	(484,837)
Local currency loans and borrowings, non current	(6,180,455)
Local currency loans and borrowings	(6,665,292)	(7,613,755)
Derivative financial instruments liabilities, Current	(384,969)
Derivative financial instruments liabilities, Non-current	(727)
Derivative financial instruments liabilities	(385,696)	(153,612)
Gross debt, Current	(1,444,953)
Gross debt, Non-current	(21,345,169)
Gross debt	(22,790,122)	(18,773,891)
Marketable securities and cash and cash equivalents, Current	7,890,783
Marketable securities and cash and cash equivalents, Non-current	344,577
Marketable securities and cash and cash equivalents	8,235,360	4,963,319
Derivative financial assets, current	377,756
Derivative financial assets, non current	234
Derivative financial assets	377,990	245,315
Restricted cash, Current	1
Restricted cash, Non-current	24,357
Restricted cash	24,358	296,294
Net debt	R$ (14,152,414)	R$ (13,268,963)